September  30,  2000

annual

report

Calvert  income  fund

Table
of
Contents
President's  Letter
1
Portfolio
Manager  Remarks
2
Report  of  Independent  Public  Accountants
4
Schedule
of  Investments
5
Statement
of  Assets  and  Liabilities
8
Statement
of  Operations
9
Statements
of  Changes  in
Net  Assets
10
Notes  to
Financial  Statements
12
Financial  Highlights
16

Dear  Shareholders:
While near-term volatility in equity and bond markets has set a tone of challenge for investors and fund managers this past year, caution and discipline remain a keynote of our manager's investment strategies. We are confident that these will bring their own reward in the long term.
The state of the US economy seems to indicate that we have reason to be optimistic despite recently falling market indices. For the time being, the specter of inflation appears to be nothing more than that, and the underlying economic fundamentals are solid. Indeed, the Fed, which left rates unchanged at its last meeting, believes that inflation remains under control. Somewhat slower economic growth will continue to keep prices in check - and there have been indications of cooling in most traditional sectors of the economy. Therefore, economic growth is expected to slow in the coming months and year. Growth in the US economy coupled with price stability will continue to influence the price and yield of Government bonds. Rising oil prices, temporarily curbed by the recent decision to release 30m barrels from our Strategic Petroleum Reserve, would almost certainly push up bond yields.
Also, the decision made by the US, Europe, and Japan to shore up the Euro could have domestic consequences. While a weaker dollar could mean stronger balance sheets for multinational companies, the stream of money from Europe into the US economy could be reversed, adversley affecting equity and corporate bond prices. Time will tell how events will play out. For the reasonable investor, discipline and the need to make informed decisions are as important as ever before. As always, we encourage you to make decisions based on your financial obligations and tolerance for risk. Your financial professional can suggest strategies that can keep you on track to meet your objectives.
We appreciate your investment in Calvert Group funds and look forward to working with you to achieve your financial goals.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Portfolio  Statistics
September  30,  2000

Investment  Performance
                                    6 Months      12 Months
                                       ended          ended
                                     9/30/00        9/30/00
Class  A                                1.88%         6.11%
Class  B                                1.44%         4.95%
Class  I                                2.16%         6.48%
Lehman  Aggregate
Bond  Index  TR                         4.81%         6.99%
Lipper  Corporate
Debt  Funds
BBB-Rated  Average                      3.03%         4.98%


Maturity  Schedule
                                        Weighted  Average
                                     9/30/00        9/30/99
                                    19 years       19 years


SEC  Yields
                                           30 days ended
                                     9/30/00        9/30/99
Class  A                                8.25%         6.41%
Class  B                                7.47%         5.12%
Class  C                                6.73%           N/A
Class  I                                9.30%         7.22%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.
TR  represents  total  return.

Source:  Lipper  Analytical  Services,  Inc.
Greg  Habeeb
of  CAlvert  Asset  Management  Company
How  did  the  Fund  perform  relative  to  its  peer  group?
The Income Fund's Class A shares returned 6.11% for the 12 months ended September 30, 2000. This compares to a 12-month return of 4.98% for the Lipper BBB Corporate Index and 6.99% for the Lehman Aggregate Bond Index. The Income Fund has continued to outperform its benchmarks over the 3- and 5-year periods.

What  were  the  driving  forces  in  the  credit  markets?
The credit markets in 2000 have been characterized by extreme spread volatility and a resulting overall widening trend of yield spreads to Treasuries resulting in lower prices relative to Treasury securities. This volatility is attributable to several factors including:

1) A treasury buy-back program that has wreaked havoc on the shape of the benchmark Treasury curve.
2) Increased risk averse policies of the dealer community which started in 1998 and have resulted in smaller dealer inventories and less support for the credit markets.
3) Consolidation of investment banks, further eroding support for the credit markets.
4) Highly volatile and declining stock market prices polluting investor sentiment.
5)  Both  bond  and  stock  investors  who  have  become  more  risk  averse.
6)  A  dramatic  increase  in  oil  prices.

What  was  your  strategy?
We continue to be overallocated in non-Treasuries. We have added exposure to the mortgage market and reduced corporate bond exposure. Mortgages were recently trading at historically wide levels. We took advantage of this opportunity to upgrade the quality of the portfolio. The average credit rating of the portfolio has increased from BBB+ to A+. Because of the weakening of non-Treasuries our performance has suffered recently as even the highest quality credits such as agencies have had severe declines in prices relative to Treasury bonds. We are continuing the corporate bond to mortgage reallocation.

What  should  investors  expect  in  the  coming  months?
We expect ongoing turmoil in the capital markets. The effects of higher oil prices and a declining stock market will continue to make bond markets volatile. These effects may lead to continued underperformance of corporate bonds. As a result, we have reduced our exposure to corporate bonds by 30% and increased our exposure to the AAA sector accordingly.
October  30,  2000

Portfolio  Statistics
September  30,  2000

Average  Annual  Total  Returns

                                             Class A Shares
One  year                                             2.04%
Five  year                                            7.51%
Ten  year                                             8.56%
Since  inception                                      9.59%
(10/12/82)





                                             Class B Shares
One  year                                             0.89%
Since  inception                                      2.56%
(8/1/99)
                                             Class C Shares
Since  inception                                      0.58%
(8/1/00)


                                             Class I Shares
One  year                                             6.48%
Since  inception                                      7.78%
(3/1/99)

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. Past performance is no guarantee of future results.

Report  of  Independent  Public  Accountants


To  the Board of Trustees of The Calvert Fund and Shareholders of Calvert Income
Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Calvert Income Fund, (one of the portfolios comprising The Calvert Fund, hereafter referred to as the "Fund"), as of September 30, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the four years in the period ended September 30, 1999 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian, the broker, and application of alternative procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Income Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
November  15,  2000

Schedule  of  Investments
September  30,  2000

                                               Principal
Debt  Securities  -  99.7%                        Amount                Value
Corporate  Bonds  -  59.8%
Abbey  National  plc,  8.963%,  12/29/49       $1,550,000          $1,553,726
Ahold Finance USA, Inc., 8.25%, 7/15/10         3,500,000           3,542,945
Atlantic Mutual Insurance Co., 8.15%, 2/15/28   3,050,000           2,243,550
Bombardier Capital Mortgage Securities, 8.29%, 6/15/30
                                                5,000,000           4,979,900
CVS  Credit  Lease-Backed  Pass-Through  Certificates,
     9.35%,  1/10/23                            5,000,000           4,953,600
Computer  Associates  International,  Inc.,
     6.25%,  4/15/03                           10,000,000           9,574,400
     6.375%,  4/15/05                           1,688,000           1,568,101
Conseco Financial Corp., 10.25%, 6/1/02         6,000,000           4,380,000
Conseco  Financial  Trust  III,
     8.70%,  11/15/26                           3,500,000           1,505,000
     8.796%,  4/1/27                            1,500,000             645,000
Conseco,  Inc.,
     6.40%,  6/15/01                            2,000,000           1,800,000
     8.75%,  2/9/04                             8,000,000           5,600,000
     6.80%,  6/15/05                            8,860,000           5,847,600
Covad Commercial Group, Inc., 12.00%, 2/15/10   2,000,000           1,480,000
Dillards,  Inc.,  6.39%,  8/1/13                  500,000             433,330
Earthgrains  Co.,  8.375%,  8/1/03              2,000,000           2,005,100
Finova  Capital  Corp.,
     6.375%,  10/15/00                          5,000,000           4,950,000
     6.824%,  3/9/01                            3,000,000           2,610,000
     6.12%,  5/28/02                            1,000,000             820,000
     6.125%,  3/15/04                           3,350,000           2,462,250
     7.25%,  11/8/04                            1,000,000             745,000
Ford  Motor  Co.,  7.45%,  7/16/31             15,000,000          13,886,100
GenAmerica  Capital  I,  8.525%,  6/30/27      22,950,000          21,157,834
Golden  State  Holdings,  7.125%,  8/1/05       4,166,000           3,838,302
Greenpoint  Bank,  9.25%,  10/1/10             28,000,000          27,945,400
HSB  Capital  I,  7.644%,  7/15/27              3,000,000           2,808,780
Imperial  Bank,  8.50%,  4/1/09                 8,100,000           7,385,661
Interpool Capital Trust, 9.875%, 2/15/27        4,500,000           3,149,685
Interpool,  Inc.,
     6.625%,  3/1/03                            4,000,000           3,616,044
     7.20%,  8/1/07                             1,250,000             990,525
     7.35%,  8/1/07                             1,500,000           1,198,995
Liberty Mutual Insurance Co., 7.697, 10/15/2097
                                               16,050,000          11,996,091
Louisiana Pacific Corp., 8.875%, 8/15/10       10,000,000           9,949,140
Loyola University of Chicago, 7.65%, 7/18/03    5,000,000           5,046,700
Lubermens Mutual Casualty Insurance Co., 8.30%,  12/1/37
                                                4,975,000           3,963,185
Manufacturers  &  Traders  Trust  Co.,  8.00%,  10/1/10
                                                4,000,000           4,005,400
Mark  IV  Industries  Inc.,  7.50%,  9/1/07     1,000,000             780,562
Markel  Capital  Trust  I,  8.71%,  1/1/46      7,660,000           6,093,683
NIH  Neuroscience  Center,  6.878%,  2/15/19    2,519,387           2,348,194
Old  Kent  Bank,  7.75%,  8/15/10               8,000,000           8,005,544
Osprey  Trust,  7.797%,  1/15/03               20,000,000          20,019,600

                                                Principal
Debt  Securities  -  Cont'd                        Amount               Value
PPL  Montana  LLC,  8.903%,  7/2/20            $5,000,000          $5,030,790
PSEG  Energy  Holdings,  10.00%,  10/1/09       3,000,000           3,235,200
Renaissancere Capital Trust, 8.54%, 3/1/27      3,000,000           2,417,460
Residential Asset Security Mortgage, 7.59%, 12/25/28
                                                3,750,000           3,762,891
Riggs  Capital  Trust,  8.625%,  12/31/26       7,000,000           5,354,090
Skandinaviska Enskilda Banken, 8.125%, 9/6/49  13,525,000          13,136,738
Sovereign  Bancorp,  Inc.,  12.18%,  6/30/20   13,000,000          13,248,991
Union  Bank  Norway,  7.35%,  12/31/49          7,000,000           6,899,760
Western  Resources,  Inc.,  6.25%,  8/15/03     3,000,000           2,663,220
Xerox  Capital  Trust  I,  8.00%,  2/1/27      20,955,000          15,080,056

     Total  Corporate  Bonds  (Cost  $294,864,293)                292,714,123

Mortgage  Securities  -  12.3%
Federal  National  Mortgage  Association,
     6.50%,  7/1/14,                            8,500,000           8,335,270
     7.00%,  3/1/15,                            6,000,000           5,966,280
     7.00%,  7/1/15,                           11,000,003          10,938,183
     7.00%,  2/1/30,                            2,000,001           1,958,761
     7.50%,  9/1/30,                           10,001,000           9,979,098
Federal  National  Mortgage  Association,  7.50%,  12/1/30
                                               12,000,000          11,973,720
Government  National  Mortgage  Association,
     11.00%,  10/15/15,                               998               1,081
Government  National  Mortgage  Association, 7.00%, 12/15/30
                                               11,000,000          10,831,590

          Total  Mortgage Securities (Cost $59,704,864)            59,983,983

Taxable  Municipal  Bonds  -  3.4%
Alabama  Incentives  Financial  Authority  Revenue  VRDN,
     6.65%,  10/1/29                            4,300,000           4,300,000
Bexar  County  Texas  Health  Facility  Development  Revenue
     VRDN,  6.60%,  2/1/22,                     2,700,000           2,700,000
Clark  County  Nevada  IDA  Revenue  VRDN,  6.65%,  12/1/38
                                                1,715,000           1,715,000
Oakland-Alameda  County  California  Coliseum  Authority
     Revenue  VRDN,  6.55%,  2/1/11             1,200,000           1,200,000
Pasadena  California  Public  Finance  Authority  Lease  Revenue
     VRDN,  6.61%,  6/1/25                        300,000             300,000
Philadelphia  PA  IDA  Revenue  Bonds,  6.488%,  6/15/04
                                                2,393,783           2,368,720
Roman  Catholic  Diocese  Raleigh  North  Carolina
     Revenue  VRDN,  6.67%,  4/1/15             4,000,000           4,000,000

          Total Taxable Municipal Bonds (Cost $16,549,909)         16,583,720

Taxable  Variable  Rate  Demand  Notes  -  5.9%
Community Health Systems, 6.70%, 10/1/03        1,400,000           1,400,000
Cornerstone  Funding  Corp,  6.65%,  7/5/20     8,373,000           8,373,000
Maple  Industries,  Inc.,  6.67%,  4/1/15       4,100,000           4,100,000
RM  Greene,  Inc.,  6.60%,  5/1/30              4,000,000           4,000,000
RaceTrac  Capital  LLC,  6.67%,  9/1/20        11,200,000          11,200,000

     Taxable Variable Rate Demand Notes (Cost $29,073,000)         29,073,000

Principal
Debt  Securities  -  Cont'd     Amount     Value
U.S.Treasury  -  10.3%
U.S.  Treasury  Bonds,  6.125%,  8/15/29      $37,350,000         $38,151,905
U.S.  Treasury  Notes,  5.75%,  8/15/10        12,350,000          12,299,859

     Total  U.S.  Treasury  (Cost  $50,394,507)                    50,451,764

Repurchase  Agreements  -  8.0%
Donaldson,  Lufkin  &  Jenrette:  6.60%,  dated  9/29/00,  due  10/2/00
 (Collateral:  $39,834,450  FNMA,  6.47%,  5/15/02)
                                               39,000,000          39,000,000

   Total  Repurchase  Agreements  (Cost  $39,000,000)              39,000,000

  Total  Debt  Securities  (Cost  $489,586,573)                   487,806,590


Equity  Securities  -  0.7%     Shares
Preferred  Stocks  -  0.7%
First Republic Preferred Capital Corp., 10.50%      3,000           2,670,000
Highwood Properties, Inc., Series A, Preferred, 8.625%
                                                    1,055             765,687

          Total Equity Securities (Cost $4,076,370)                 3,435,687


            TOTAL  INVESTMENTS  (Cost  $493,662,943)  -  100.4%   491,242,277
               Other assets and liabilities, net - (0.4%)         (1,754,539)
               Net  Assets  -  100%                              $489,487,738


Abbreviations:

FNMA:  Federal  National  Mortgage  Association
IDA:  Industrial  Development  Authority
LLC:  Limited  Liability  Company
VRDN:  Variable  Rate  Demand  Notes

See  notes  to  financial  statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES
September  30,  2000

Assets          Value
Investments in securities, at value - see accompanying schedule  $491,242,277
Cash                                                                    6,007
Receivable  for  securities  sold                                 149,442,101
Receivable  for  shares  sold                                       5,794,716
Interest  and  dividends  receivable                                6,251,312
Other  assets                                                          42,655
     Total  assets                                                652,779,068

Liabilities
Payable  to  bank                                                   1,666,160
Payable  for  securities  purchased                               158,738,914
Payable  for  shares  redeemed                                      2,275,925
Payable  to  Calvert  Asset  Management  Co.,  Inc.                   234,057
Payable  to  Calvert  Administrative  Services  Company               108,983
Payable  to  Calvert  Shareholder  Services,  Inc.                      6,789
Payable  to  Calvert  Distributors,  Inc.                              75,202
Accrued  expenses  and  other  liabilities                            185,300
     Total  liabilities                                           163,291,330
          Net  Assets                                            $489,487,738

Net  Assets  Consist  of:
Paid  in  capital  applicable  to  the  following shares of beneficial interest, unlimited  number  of  no  par  shares  authorized:
     Class  A:  26,571,752  shares  outstanding                  $444,084,164
     Class  B:  1,899,438  shares  outstanding                     31,581,387
     Class  C:  70,723  shares  outstanding                         1,176,243
     Class  I:  838,887  shares  outstanding                       13,956,252
Undistributed  net  investment  income                                 47,644
Accumulated  net  realized  gain  (loss)  on  investments           1,062,714
Net  unrealized  appreciation (depreciation) on investments       (2,420,666)

     Net  Assets                                                 $489,487,738

Net  Asset  Value  Per  Share
Class  A  (based  on  net  assets  $442,709,232)                       $16.66
Class  B  (based  on  net  assets  $31,645,959)                        $16.66
Class  C  (based  on  net  assets  $1,178,601)                         $16.67
Class  I  (based  on  net  assets  $13,953,946)                        $16.63

See  notes  to  financial  statements.

Statement  of  Operations
Year  Ended  September  30,  2000

Net  Investment  Income
Investment  Income:
     Interest  income                                             $21,383,821
     Dividend  income                                                 404,808
          Total  investment  income                                21,788,629

Expenses:
     Investment  advisory  fee                                      1,008,012
     Administrative  fees                                             730,395
     Transfer  agency  fees  and  expenses                            436,487
     Distribution  plan  expenses:
          Class  A                                                    345,517
          Class  B                                                    124,651
          Class  C                                                        856
     Trustees'  fees  and  expenses                                    27,211
     Custodian  fees                                                  140,374
     Registration  fees                                               165,466
     Reports  to  shareholders                                         38,904
     Professional  fees                                                18,283
     Accounting  fees                                                  64,556
     Miscellaneous                                                      8,395
          Total  expenses                                           3,109,107
          Reimbursement  from  Advisor:
               Class  I                                               (6,660)
          Fees  paid  indirectly                                     (69,109)
               Net  expenses                                        3,033,338
                    Net  Investment  Income                        18,755,291

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain                                                 1,325,389
Change  in  unrealized  appreciation  (depreciation)              (1,399,212)

                    Net  Realized  and  Unrealized  Gain
                    (Loss)  on  Investments                          (73,823)

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations                   $18,681,468


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                               Year Ended          Year Ended
                                            September 30,       September 30,
Increase  (Decrease)  in  Net  Assets             2000                1999
Operations:
     Net  investment  income                  $18,755,291          $3,473,725
     Net  realized  gain  (loss)                1,325,389           3,031,934
     Change in unrealized appreciation or (depreciation)
                                               (1,399,212)        (1,125,125)

     Increase  (Decrease)  in  Net  Assets
     Resulting  From  Operations               18,681,468           5,380,534

Distributions  to  shareholders  from
     Net  investment  income:
          Class  A  Shares                    (17,197,525)        (3,366,927)
          Class  B  Shares                       (838,374)            (5,526)
          Class  C  Shares                         (8,271)                  -
          Class  I  Shares                       (682,364)          (104,476)
     Net  realized  gain:
          Class  A  Shares                     (1,859,283)        (2,096,000)
          Class  B  Shares                        (64,644)                  -
          Class  I  Shares                        (97,419)                  -
     Total  distributions                     (20,747,880)        (5,572,929)

Capital  share  transactions:
     Shares  sold:
          Class  A  Shares                    413,528,480          61,186,513
          Class  B  Shares                     30,363,169           1,231,561
          Class  C  Shares                      1,172,583                   -
          Class  I  Shares                      9,765,596           6,555,652
     Reinvestment  of  distributions:
          Class  A  Shares                     15,354,511           4,576,723
          Class  B  Shares                        718,786               4,841
          Class  C  Shares                          4,360                   -
          Class  I  Shares                        778,783             104,476
     Shares  redeemed:
          Class  A  Shares                    (75,849,643)       (15,371,155)
          Class  B  Shares                       (726,250)           (10,720)
          Class  C  Shares                           (700)                  -
          Class  I  Shares                     (2,991,974)          (256,281)
     Total  capital  share  transactions      392,117,701          58,021,610

Total Increase (Decrease) in Net Assets       390,051,289          57,829,215

Net  Assets
Beginning  of  year                            99,436,449          41,607,234
End  of  year  (including  undistributed  net  investment
     income of $47,644 and $31,798, respectively.)
                                             $489,487,738         $99,436,449

See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets

                                               Year Ended          Year Ended
                                            September 30,       September 30,
Capital  Share  Activity                         2000                 1999
Shares  sold:
     Class  A  Shares                          24,839,614           3,580,320
     Class  B  Shares                           1,827,647              72,520
     Class  C  Shares                              70,503                   -
     Class  I  Shares                             594,146             386,659
Reinvestment  of  distributions:
     Class  A  Shares                             926,251             271,265
     Class  B  Shares                              43,454                 283
     Class  C  Shares                                 262                   -
     Class  I  Shares                              46,907               6,120
Shares  redeemed:
     Class  A  Shares                          (4,565,615)          (902,773)
     Class  B  Shares                             (43,838)              (628)
     Class  C  Shares                                 (42)                  -
     Class  I  Shares                            (179,846)           (15,099)
Total  capital  share  activity                23,559,443           3,398,667

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  --  Significant  Accounting  Policies
General: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Effective August 1, 2000, the Fund began to offer Class C shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securi-ties arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or Sell a financial instrument for a set price at a future date. The Fund Maintains securities witha value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .40%  of  the  Fund's  average  daily  net  assets.
The Advisor contractually reimbursed the Fund for expenses of $6,660 for the year ended Septemeber 30, 2000.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, and C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B and C shares, allow the Portfolios to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50%, 1.0% and 1.0% annually of the Fund's average daily net assets of Class A, B and C, respectively. Class I does not have Distribution plan expenses.
The Distributor received $404,056 as its portion of the commissions charged on sales of the Fund's shares for the year ended September 30, 2000. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $73,746 for the year ended September 30, 2000. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds in the series served.
Note  C  -  Investment  Activity
During the year, purchases and sales of investments, other than short-term and U.S. government securities, were $7,892,516,943 and $7,494,807,192, respectively.
The cost of investments owned at September 30, 2000 for federal income tax purposes was $497,628,892. Net unrealized depreciation aggregated $6,386,615, of which $3,048,831 related to appreciated securities and $9,435,446 related to depreciated securities.
As a cash management practice, the Portfolio may sell or purchase securities from other Portfolios managed by the Advisor. For the year ended September 30, 2000, the Portfolio effected transactions with other Calvert Portfolios, which resulted in net realized losses on sales of securities of $590,169. These purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were $370,478,570 and $313,068,170, respectively.

Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had $1,666,160 of outstanding borrowings at an interest rate of 7.25% at September 30, 2000.

Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights

                                                       Years Ended
                                           September 30,        September 30,
Class  A  Shares                               2000                  1999
Net  asset  value,  beginning                     $17.08               $17.17
Income  from  investment  operations
     Net  investment  income                        1.15                  .99
     Net realized and unrealized gain (loss)        (.16)                 .74
          Total  from  investment  operations        .99                 1.73
Distributions  from
     Net  investment  income                       (1.16)               (.99)
     Net  realized  gain                            (.25)               (.83)
          Total  distributions                     (1.41)              (1.82)
Total increase (decrease) in net asset value        (.42)               (.09)
Net  asset  value,  ending                        $16.66               $17.08

Total  return*                                      6.11%              10.68%
Ratios  to  average  net  assets:
     Net  investment  income                        7.47%               6.01%
     Total  expenses                                1.20%               1.32%
     Expenses  before  offsets                      1.20%               1.32%
     Net  expenses                                  1.17%               1.23%
Portfolio  turnover                                3,264%              3,454%
Net  assets,  ending  (in  thousands)           $442,709              $91,764


                                                Years Ended
                               September 30,    September 30,    September 30,
Class  A  Shares                    1998           1997             1996
Net  asset  value,  beginning         $17.20           $16.47           $16.82
Income  from  investment  operations
   Net  investment  income              1.02             1.02             1.01
   Net realized and unrealized gain (loss)
                                         .61              .74            (.32)
    Total from investment operations    1.63             1.76              .69
Distributions  from
     Net  investment  income           (1.01)           (1.02)          (1.01)
     In excess of net realized gain        -             (.01)           (.03)
     Net  realized  gain                (.65)               -               --
          Total  distributions         (1.66)           (1.03)          (1.04)
Total increase (decrease) in net asset value
                                        (.03)             .73            (.35)
Net  asset  value,  ending            $17.17           $17.20           $16.47

Total  return*                          9.92%           11.03%           4.21%
Ratios  to  average  net  assets:
     Net  investment  income            5.96%            6.04%           6.02%
     Total  expenses                    1.43%            1.33%           1.26%
     Expenses  before  offsets          1.43%            1.33%           1.26%
     Net  expenses                      1.36%            1.26%           1.23%
Portfolio  turnover                    3,461%           2,961%            153%
Net assets, ending (in thousands)    $41,607          $39,302          $44,431

Financial  Highlights

     Periods Ended
                                            September 30,       September 30,
Class  B  Shares                                2000              1999  ^^
Net  asset  value,  beginning                      $17.06              $17.02
Income  from  investment  operations
     Net  investment  income                          .97                 .13
     Net  realized  and  unrealized  gain  (loss)    (.17)                .05
          Total  from  investment  operations         .80                 .18
Distributions  from
     Net  investment  income                         (.95)              (.14)
     Net  realized  gain                             (.25)                  -
          Total  distributions                      (1.20)              (.14)
Total increase (decrease) in net asset value         (.40)                .04
Net  asset  value,  ending                         $16.66              $17.06

Total  return*                                       4.95%              1.06%
Ratios  to  average  net  assets:
     Net  investment  income                         6.75%          5.00% (a)
     Total  expenses                                 2.15%          3.74% (a)
     Expenses  before  offsets                       2.15%          2.98% (a)
     Net  expenses                                   2.12%          2.91% (a)
Portfolio  turnover                                 3,264%             3,454%
Net  assets,  ending  (in  thousands)             $31,646              $1,231


                                                                 Period Ended
                                                                September 30,
Class  C  Shares                                                    2000^^^
Net  asset  value,  beginning                                          $16.59
Income  from  investment  operations
     Net  investment  income                                              .15
     Net  realized  and  unrealized  gain  (loss)                         .11
          Total  from  investment  operations                             .26
Distributions  from
     Net  investment  income                                            (.18)
Total  increase  (decrease)  in  net  asset  value                        .08
Net  asset  value,  ending                                             $16.67

Total  return*                                                          1.58%
Ratios  to  average  net  assets:
     Net  investment  income                                        7.42% (a)
     Total  expenses                                                2.16% (a)
     Expenses  before  offsets                                      2.16% (a)
     Net  expenses                                                  2.13% (a)
Portfolio  turnover                                                    3,264%
Net  assets,  ending  (in  thousands)                                  $1,179

Financial  Highlights

                                                      Periods Ended
                                            September 30,       September 30,
Class  I  Shares                                 2000              1999  ^
Net  asset  value,  beginning                      $17.06              $16.73
Income  from  investment  operations
     Net  investment  income                         1.26                 .63
     Net  realized  and  unrealized  gain  (loss)    (.21)                .34
          Total  from  investment  operations        1.05                 .97
Distributions  from
     Net  investment  income                        (1.23)              (.64)
     Net  realized  gain                             (.25)                  -
          Total  distributions                      (1.48)              (.64)
Total increase (decrease) in net asset value         (.43)                .33
Net  asset  value,  ending                         $16.63              $17.06

Total  return*                                       6.48%              5.83%
Ratios  to  average  net  assets:
     Net  investment  income                         7.78%          6.37% (a)
     Total  expenses                                  .82%          1.07% (a)
     Expenses  before  offsets                        .75%           .81% (a)
     Net  expenses                                    .72%           .72% (a)
Portfolio  turnover                                 3,264%             3,454%
Net  assets,  ending  (in  thousands)             $13,954              $6,442

(a)     Annualized
* Total return is not annualized and does not reflect deduction of any front-end or deferred sales charge.
^     From  March  1,  1999  inception.
^^     From  August  1,  1999,  inception.
^^^  From  August  1,  2000,  inception.

This  Page  Intentionally  Left  Blank

This  Page  Intentionally  Left  Blank

Calvert
Income  Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund
Calvert  Social  Index  Fund
     printed  on  recycled  paper
     using  soy-based  inks

September  30,  2000

annual

report

Calvert  New  vision  small  cap  fund

Table
of
Contents
President's  Letter
1
Social  Update
2
Portfolio
Manager  Remarks
3
Report  of  Independent  Public  Accountants
6
Schedule  of  Investments
7
Statement
of  Assets  and  Liabilities
10
Statement
of  Operations
11
Statements
of  Changes  in
Net  Assets
12
Notes  to
Financial  Statements
13
Financial  Highlights
17

Dear  Shareholders:
While near-term volatility in equity and bond markets has set a tone of challenge for investors and fund managers this past year, caution and discipline remain a keynote of our manager's investment strategies. We are confident that these will bring their own reward in the long term.
The state of the US economy seems to indicate that we have reason to be optimistic despite recently falling market indices. For the time being, the specter of inflation appears to be nothing more than that, and the underlying economic fundamentals are solid. Indeed, the Fed, which left rates unchanged at its last meeting, believes that inflation remains under control. Somewhat slower economic growth will continue to keep prices in check - and there have been indications of cooling in most traditional sectors of the economy. Therefore, economic growth is expected to slow in the coming months and year. Growth in the US economy coupled with price stability will continue to influence the price and yield of Government bonds. Rising oil prices, temporarily curbed by the recent decision to release 30m barrels from our Strategic Petroleum Reserve, would almost certainly push up bond yields.
Also, the decision made by the US, Europe, and Japan to shore up the Euro could have domestic consequences. While a weaker dollar could mean stronger balance sheets for multinational companies, the stream of money from Europe into the US economy could be reversed, adversely affecting equity and corporate bond prices. Time will tell how events will play out. For the reasonable investor, discipline and the need to make informed decisions are as important as ever before. As always, we encourage you to make decisions based on your financial obligations and tolerance for risk. Your financial professional can suggest strategies that can keep you on track to meet your objectives.
We appreciate your investment in Calvert Group funds and look forward to working with you to achieve your financial goals.
Sincerely,


Barbara  J.  Krumsiek
President  and  CEO
October  30,  2000

Social
Update


The  Calvert  Social  Index
As a leader in socially responsible investing we have for some time recognized the market's need for a passively constructed Index of social companies. In May, we created the Calvert Social Index , a broad-based, rigorously constructed benchmark for measuring the performance of the largest of those U.S.-based companies that meet our social criteria. Now, the real time performance of the Index is being distributed through the Chicago Board of Trade and is available through news agencies, financial services companies and brokerage firms. The Calvert Social Index scrutinizes each of the 1,000 largest companies in the U.S., representing stocks listed on the NYSE and NASDAQ-AMEX. The Index includes companies that stand out positively in their environmental policies, actively hire and promote minorities and women, provide a safe and healthy workplace, and produce safe and healthy products. By giving the public a closer look at the social practices of the Index companies, we are providing guidelines and helping companies strive toward a higher level of social responsibility. To obtain details on the Calvert Social Index go to www.calvert.com.

www.calvert.com Chosen Among the "Top 20 Best in Mutual Funds" Industry Our web site has been chosen as one of this year's "Top 20 Web Sites Among Mutual Funds," according to a study conducted by kasina, LLC, a New York e-business consulting firm. The study evaluated over 421 mutual fund company Web sites, noting that "[t]he high point of [Calvert's] site is the Know What You Own search feature, which allows investors to see the top holdings of a selected fund and to see their characteristics in terms of ethics and good corporate citizenship. This is a unique feature not found on any other Web site." Other notable interactive features that placed us among the top include the Advisor Finder Service, the Socially Responsible Company Profiles in the Calvert Social Index, and a SRI Timeline.

Proxy  Analysis  and  Voting  Intentions
We will make public our proxy analysis and voting intentions for Social Index companies. We will review each Index company's individual proxy and publish the Index's position on issues relating to its social criteria, along with the rationale, on our Web site, www.calvert.com, beginning in the 2001 proxy season.

James
Awad
of
AWAD  asset  management
How  did  the  Fund  perform?
The Calvert New Vision Small Cap Fund Class A shares returned 36.62% for the year, strongly outperforming the Russell 2000 Index's 23.39%. This was largely due to purchasing technology stocks that were attractively priced and selling them as they approached and exceeded fair value.
What were the market and economic events that shaped the Fund's performance during the course of the year?
The fourth quarter of 1999 was one of exuberance and excitement in the markets, as investors flocked to the technology and communication stocks. The most rational part of this environment, though, was that the markets advanced in broad fashion. While technology led the marketplace, it was not the only sector advancing. This was in direct contrast for the period from January 1, 1998, through March 30, 1999, when the markets were narrowly based and only technology did well.
As bottom-up stock pickers, we saw an opportunity beginning in September 1999 to purchase technology stocks that were attractively priced. We sold them starting April 2000 through September 2000, as they approached or exceeded fair value. The first quarter of 2000 began just the same as the end of 1999 - characterized by a broad-based advance in stock prices, led by technology and accompanied by most stocks. The level of speculation in the NASDAQ, though, became unhealthy, leading to heavy

Calvert  New  Vision  Small  Cap  Fund  Portfolio  Statistics
September  30,  2000
Investment  Performance

                                           6 Months                 12 Months
                                             ended                     ended
                                            9/30/00                   9/30/00
Class  A                                      (6.73%)                  36.62%
Class  B                                      (7.09%)                  35.14%
Class  C                                      (6.98%)                  35.57%
Class  I                                      (6.42%)                  38.32%
Russell  2000
Index  TR                                     (2.72%)                  23.39%
Lipper  Small-Cap  Core
Funds  Average                                 0.04%                   32.75%

Ten  Largest  Stock  Holdings

     %  of  Net  Assets
Investors  Financial  Services  Corp.                                    8.0%
NOVA  Corp.                                                              4.1%
American  Tower  Corp.                                                   4.1%
Affiliated  Computer  Services,  Inc.                                    3.8%
North  Fork  Bancorporation                                              3.7%
Kaydon  Corp.                                                            3.7%
Commscope,  Inc.                                                         3.6%
Gentex  Corp.                                                            3.5%
Corn  Products  International,  Inc.                                     3.2%
Hooper  Holmes,  Inc.                                                    3.2%
     Total                                                              40.9%
Asset  Allocation

Stocks                                                                    87%
Bonds                                                                      1%
Cash  &  Cash  Equivalents                                                12%
                                                                         100%
Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR  represents  total  return.

Source:  Lipper  Analytical  Services,  Inc.

Portfolio  Statistics
September  30,  2000
Average  Annual  Total  Returns

                                                               Class A Shares
One  year                                                              30.16%
Since  inception                                                        4.46%
(1/31/97)


                                                               Class B Shares
One  year                                                              30.24%
Since  inception                                                        2.74%
(4/1/98)

                                                               Class C Shares
One  year                                                              34.67%
Since  inception                                                        5.15%
(1/31/97)

                                                               Class I Shares
One  year                                                              38.32%
Since  inception                                                       30.58%
(3/1/99)

New  subadvisor  assumed  management  of  the  Fund  effective  October  1997.

day trading and excessive valuations in that sector. When the Fed continued to raise interest rates in efforts to cool a too-strong economy, all stock prices declined - with many of those listed on the NASDAQ falling hardest. As we entered and progressed through the second quarter, it became apparent that the Fed-induced cycle of interest rate increases was coming to an end, which led to some rebound in equity prices.
During the third quarter, stocks again came under pressure as the outlook for corporate profits deteriorated due to a variety of factors - higher interest rates, higher energy prices, tight labor markets, slowing economies, and a weak Euro. As a result, most stock indices were down for the year 2000 as of the end of September.
What was interesting, though, was the improved relative performance of the small to

Performance  Comparison
Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT  LINE  GRAPH  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

mid capitalization sector during the past 12 months. After a period of being ignored, small to mid cap stocks performed equal to or better than most indices during this time. Reduced upward price momentum in large capitalization equities led investors to seek out relative value in small and mid cap stocks. This bodes well for the Fund going forward.
What  is  your  outlook  for  the  year  ahead?
As we look forward, we expect markets to be in a holding pattern with a slight upward bias as we deal with issues relating to corporate profits, uncertainty in regards to energy prices, politics, and currencies. It will be a relative value, stock picker's market where stock selection is more important than the general direction of equity prices.
This market should play to the Fund's strengths as the real value in the markets remains in the small to mid cap sector.
October  30,  2000

Portfolio  Statistics
September  30,  2000
Portfolio  Characteristics

                                         New Vision                   Russell
                                          Small Cap                      2000
                                            Fund                        index
Number  of  Stocks                               37                      1949
Median  Market
Capitalization  ($bil)                          1.1                       0.9
(by  portfolio  weight)
Price/Earnings                                22.40                     28.39
Ratio

Earnings  Per  Share
Growth                                        29.00%                   17.98%

Yield                                          0.63%                    1.38%
(return on capital investment)
Volatility  Measures

                                         New Vision                   Russell
                                          Small Cap                      2000
                                             Fund                       index
Beta1                                          0.76                      0.63
R-Squared2                                     0.31                      0.26
1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward. 2Measure of correlation between the fund's returns and the overall market's (S&P
500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.
Source:  Vestek

Report  of  Independent  Public  Accountants

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert New Vision Small Cap Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calvert New Vision Small Cap Fund, (one of the portfolios comprising The Calvert Fund, hereafter referred to as the "Fund"), as of September 30, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999 and the financial highlights for the periods presented prior to September 30, 2000 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian, the broker, and application of alternative procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert New Vision Small Cap Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


ARTHUR  ANDERSEN  LLP

Philadelphia,  Pennsylvania
November  15,  2000

Schedule  of  Investments
September  30,  2000

Equity  Securities  -  87.2%                 Shares                     Value
Agricultural  Products  -  3.2%
Corn  Products  International,  Inc.        132,000                $3,003,000

Auto  Parts  &  Equipment  -  3.5%
Gentex  Corp.  *                            130,000                 3,250,000

Banks  -  Major  Regional  -  5.0%
Capital  Crossing  Bank  *                  130,000                 1,145,625
North  Fork Bancorporation,  Inc.           160,000                 3,460,000
                                                                    4,605,625

Broadcast  -  TV,  Radio,  Cable  -  2.6%
Spanish  Broadcasting  System  ,  Inc.*     207,500                 2,438,125

Communications  Equipment  -  7.6%
American  Tower  Corp.  *                   100,000                 3,768,750
Commscope, Inc. *                           135,000                 3,307,500
                                                                    7,076,250

Computers  -  Peripherals  -  3.4%
Maxtor  Corp.  *                            106,000                 1,113,000
Printronix,  Inc.  *                         87,800                   835,472
Quantum Corp.-Hard Disk Drive Group *       122,500                 1,217,344
                                                                    3,165,816

Computers  -  Software  &  Services  -  7.2%
Affiliated  Computer Services, Inc. *        70,000                 3,491,250
Audible, Inc.  *                            129,500                   153,781
Barra,  Inc.  *                              20,500                 1,272,281
Health Management Systems, Inc.*            201,000                   402,000
Kronos, Inc. *                               45,500                 1,365,000
                                                                    6,684,312

Distributors  -  Food  &  Health  -  1.9%
Ventiv  Health,  Inc.  *                    137,500                 1,735,938

Electronics  -  Semiconductors  -  1.5%
S3,  Inc.  *                                137,500                 1,417,969

Financial  -  Diversified  -  2.9%
Doral  Financial  Corp.                     164,000                 2,654,750

Healthcare  -  Special  Services  -  3.2%
Hooper  Holmes,  Inc.                       315,000                 2,995,650

Insurance  -  Life  &  Health  -  4.2%
Annuity and Life Reinsurance (Holdings), Ltd.
                                            103,000                 2,484,875
Presidential  Life  Corp.                    97,500                 1,456,406
                                                                    3,941,281

Investment  Management  -  8.0%
Investors  Financial  Services  Corp.       117,400                 7,410,875

Machinery  -  Diversified  -  3.7%
Kaydon  Corp                                150,000                 3,450,000

Equity  Securities  -  Cont'd                Shares                     Value
Publishing  -  8.1%
Houghton  Mifflin Co.                        58,000                $2,276,500
John Wiley & Sons, Inc.                     114,400                 2,624,050
Penton  Media,  Inc.                         97,200                 2,673,000
                                                                    7,573,550

Railroads  -  2.2%
Kansas  City  Southern  Industries,  Inc.   240,000                 2,085,000

Restaurants  -  1.1%
Outback  Steakhouse,  Inc.  *                36,500                   990,062

Services  -  Commercial  &  Consumer  -  9.6%
Iron  Mountain, Inc. *                       80,000                 2,960,000
New Horizons Worldwide,  Inc.  *             94,375                 1,132,500
RMH  Teleservices,  Inc.  *                  52,500                   843,281
Startek,  Inc.  *                            91,350                 2,649,150
Teletech  Holdings,  Inc.  *                 54,000                 1,336,500
                                                                    8,921,431

Services  -  Computer  Systems  -  2.2%
Investment  Technology  Group,  Inc.  *      50,000                 1,996,875

Services  -  Data  Process  -  4.1%
Nova  Corp.*                                225,000                 3,853,125

Services  -  Employment  -  1.4%
Korn/Ferry  International  *                 33,500                 1,266,719

Telecommunications  -  Diversified  -  0.6%
Alaska Communications Systems Group, Inc. *  92,000                   586,500

     Total  Equity  Securities  (Cost  $74,310,015)               $81,102,853


                                         Principal
Corporate  Obligations  -  0.5%             Amount                      Value
Angeion  Corp.,  7.50%,  4/15/03  #      $1,000,000                   520,000

     Total  Corporate  Obligations  (Cost  $1,000,000)                520,000


High  Social  Impact  Investments  -  0.3%
Dorchester Bay Economic Development Corp., 4.50%, 12/31/00 #
                                             80,000                    64,000
Mercy  Loan  Fund,  4.50%,  1/13/01   #     200,000                   199,000

     Total  High Social Impact Investments (Cost $280,000)            263,000

                                         Principal
Repurchase  Agreements  -  9.5%             Amount                      Value
State  Street  Bank:  6.50%,  dated  9/29/00,  due  10/2/00
    (Collateral: $9,605,000, FHLB, 5.80%, 9/2/08)
                                         $8,800,000                $8,800,000

     Total  Repurchase  Agreements  (Cost  $8,800,000)              8,800,000


     TOTAL INVESTMENTS (Cost $84,390,015) - 97.5%                  90,685,853
Other  assets  and  liabilities,  net  -  2.5%                      2,283,375
     Net  Assets  -  100%                                         $92,969,228



























*   Non  income  producing.
#     This  security  was  valued  by  the  board  of  directors.  See  Note  A.
     Restricted  securities  represent  0.3%  of  net  assets  for  the  Fund.

Abbreviations:
FHLB:  Federal  Home  Loan  Bank

See  notes  to  financial  statements.

Statement  of  Assets  and  Liabilities
September  30,  2000

Assets
Investments in securities, at value - see accompanying schedule   $90,685,853
Cash                                                                  255,206
Receivable  for  securities  sold                                   4,852,137
Receivable  for  shares  sold                                         307,901
Interest  and  dividends  receivable                                   87,074
Other  assets                                                           9,946
     Total  assets                                                 96,198,117

Liabilities
Payable  for  securities  purchased                                   942,427
Payable  for  shares  redeemed                                      2,142,593
Payable  to  Calvert  Asset  Management  Co.,  Inc.                    64,608
Payable  to  Calvert  Administrative  Services  Company                19,526
Payable  to  Calvert  Shareholder  Services,  Inc.                      5,606
Payable  to  Calvert  Distributors,  Inc.                              27,549
Accrued  expenses  and  other  liabilities                             26,580
     Total  liabilities                                             3,228,889
          Net  Assets                                             $92,969,228

Net  Assets  Consist  of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
          Class  A:  4,320,606  shares  outstanding               $69,634,705
          Class  B:  249,639  shares  outstanding                   3,945,428
          Class  C:  489,124  shares  outstanding                   7,563,557
          Class  I:  2,448  shares  outstanding                     (600,711)
Accumulated  net  realized  gain  (loss)  on  investments           6,130,411
Net unrealized appreciation (depreciation) on investments           6,295,838

     Net  Assets                                                  $92,969,228

Net  Asset  Value  per  Share
Class  A:  (based  on  net  assets  of  $79,640,841)                   $18.43
Class  B:  (based  on  net  assets  of  $4,483,709)                    $17.96
Class  C:  (based  on  net  assets  of  $8,798,727)                    $17.99
Class  I:  (based  on  net  assets  of  $45,951)                       $18.77

See  notes  to  financial  statements.

Statement  of  Operations
Year  ended  September  30,  2000

Net  Investment  Income
Investment  Income:
     Dividend income (net of foreign taxes withheld of $5,600)       $376,667
     Interest  income                                                 189,434
          Total  investment  income                                   566,101

Expenses:
     Investment  advisory  fee                                        623,510
     Transfer  agency  fees  and  expenses                            285,226
     Distribution  Plan  expenses:
          Class  A                                                    175,938
          Class  B                                                     29,449
          Class  C                                                     80,423
     Trustee's  fees  and  expenses                                     8,278
     Administrative  fees                                             207,827
     Accounting  fees                                                  46,166
     Custodian  fees                                                   22,299
     Registration  fees                                                45,526
     Reports  to  shareholders                                         46,000
     Professional  fees                                                 9,506
     Miscellaneous                                                      9,927
     Total  expenses                                                1,590,075
          Reimbursement  from  Advisor:
               Class  A                                              (21,887)
               Class  B                                                 (916)
               Class  C                                               (2,501)
               Class  I                                              (11,638)
          Fees  paid  indirectly                                    (217,860)
               Net  expenses                                        1,335,273

               Net  Investment  Income  (Loss)                      (769,172)

Realized  and  Unrealized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                        19,239,088

Change  in  unrealized  appreciation  or  (depreciation)            3,356,605

                    Net  Realized  and  Unrealized  Gain
                    (Loss)  on  Investments                        22,595,693

                    Increase  (Decrease)  in  Net  Assets
                    Resulting  From  Operations                   $21,826,521


See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets


                                         Year Ended                Year Ended
                                      September 30,             September 30,
Increase  (Decrease)  in  Net  Assets          2000                      1999
Operations:
     Net  investment  income  (loss)      ($769,172)               ($333,016)
     Net  realized  gain  (loss)         19,239,088               (8,698,475)
     Change in unrealized appreciation or (depreciation)
                                          3,356,605                16,538,405

          Increase  (Decrease)  in  Net  Assets
          Resulting  From  Operations    21,826,521                 7,506,914


Capital  share  transactions:
     Shares  sold:
          Class  A  Shares               24,025,533                14,204,261
          Class  B  Shares                2,931,840                 1,514,296
          Class  C  Shares                2,244,875                 1,751,372
          Class  I  Shares                  637,049                 1,481,253
     Shares  redeemed:
          Class  A  Shares              (15,970,917)             (29,811,556)
          Class  B  Shares                 (495,029)                (633,676)
          Class  C  Shares               (1,813,109)              (3,093,613)
          Class  I  Shares               (2,411,026)                (310,855)
     Total capital share transactions     9,149,216              (14,898,518)

Total Increase (Decrease) in Net Assets  30,975,737               (7,391,604)

Net  Assets
Beginning  of  year                      61,993,491                69,385,095
End  of  year                           $92,969,228               $61,993,491



Capital  Share  Activity
Shares  sold:
     Class  A  Shares                     1,337,934                 1,108,786
     Class  B  Shares                       164,665                   117,732
     Class  C  Shares                       130,830                   115,503
     Class  I  Shares                        36,269                   120,487
Shares  redeemed:
     Class  A  Shares                      (942,845)              (2,312,642)
     Class  B  Shares                       (28,226)                 (48,067)
     Class  C  Shares                      (110,166)                (241,125)
     Class  I  Shares                      (130,642)                 (23,666)
Total  capital  share  activity             457,819               (1,162,992)

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert New Vision Small Cap Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights. Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
At September 30, 2000, $783,000, or 0.8% of net assets, were valued by the Board of Trustees.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of secu-rities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .75%  based  on  the  Fund's  average  daily  net  assets.
The Advisor contractually reimbursed the Fund for expenses of $36,942 for the year ended September 30, 2000.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% for Class A,

Class B, and Class C shares and .10% for Class I shares based on their average daily net assets.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses.
The Distributor received $45,971 as its portion of the commissions charged on sales of the Fund's shares for the year ended September 30, 2000. Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $69,567 for the year ended September 30, 2000. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission a "no-action" letter permitting the Fund to make investments in these notes under certain conditions, such conditions of which are being met. The CSI Foundation provided certain administrative services to the Fund. These services included a due diligence review for each potential organization which is being considered for a high social impact investment ("HSI investment"). The services also included an annual review thereafter, investment monitoring, quarterly reporting to the Fund Board, notification of any event of information that may affect the value of an investment, and other incidental services. For providing such services, the CSI Foundation received an annual fee, paid quarterly of 1.00% of the Fund's average daily net assets invested in HSI investments. Effective July 1, 2000, the Fund no longer pays this fee to the CSI Foundation.
Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus $1,500 for each Board and Committee meeting attended. Trustees fees are allocated to each of the funds in the series served. Note C - Investment Activity
During the year, purchases and sales of investments, other than short-term securities, were $83,518,686 and $84,423,065, respectively.
The cost of investments owned at September 30, 2000 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $6,295,838, of which $81,885,853 related to appreciated securities and $75,590,015 related to depreciated securities.

Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Managed Index, CVS Ameritas Index 500 and Calvert Social Index Fund) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2000.

Change  in  Independent  Auditor
In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.
The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Financial  Highlights

                                                   Years Ended
                                      September 30,             September 30,
Class  A  Shares                          2000                      1999
Net  asset  value,  beginning                $13.49                    $12.04
Income  from  investment  operations
     Net  investment  income  (loss)           (.13)                    (.05)
     Net realized and unrealized gain (loss)   5.07                      1.50
          Total from investment operations     4.94                      1.45
Total increase (decrease) in net asset value   4.94                      1.45
Net  asset  value,  ending                   $18.43                    $13.49
Total  return*                                36.62%                   12.04%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)           (.82%)                  (.39%)
     Total  expenses                           1.79%                    1.96%
     Expenses  before  offsets                 1.76%                    1.93%
     Net  expenses                             1.50%                    1.66%
Portfolio  turnover                             113%                      68%
Net  assets,  ending  (in  thousands)       $79,641                   $52,961

                         Periods  Ended
                                      September 30,             September 30,
Class  A  Shares                          1998                      1997^
Net  asset  value,  beginning                $15.65                    $15.00
Income  from  investment  operations
     Net  investment  income  (loss)           (.02)                    (.05)
     Net realized and unrealized gain (loss)  (3.55)                      .70
          Total from investment operations    (3.57)                      .65
Distributions  from
     Net  realized  gain                       (.04)                        -
          Total  distributions                 (.04)                        -
Total increase (decrease) in net asset value  (3.61)                      .65
Net  asset  value,  ending                   $12.04                    $15.65
Total  return*                               (22.86%)                   4.33%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)           (.17%)              (.71%) (a)
     Total  expenses                           1.88%                4.72% (a)
     Expenses  before  offsets                 1.82%                1.36% (a)
     Net  expenses                             1.71%                 .90% (a)
Portfolio  turnover                              68%                     196%
Net  assets,  ending  (in  thousands)       $61,765                    $3,260

Financial  Highlights

                                        Periods Ended
                       September 30,     September 30,          September 30,
Class  B  Shares           2000              1999                       1998#
Net asset value, beginning    $13.29            $12.01                 $16.18
Income  from  investment  operations
  Net investment income (loss)  (.30)             (.15)                 (.05)
  Net realized and unrealized gain (loss)
                                4.97              1.43                 (4.12)
     Total from investment operations
                                4.67              1.28                 (4.17)
Total increase (decrease) in net asset value
                                4.67              1.28                 (4.17)
Net  asset  value,  ending    $17.96            $13.29                 $12.01

Total  return*                 35.14%            10.66%              (25.77%)
Ratios  to  average  net  assets:
  Net investment income (loss) (1.86%)           (1.68%)          (1.39%) (a)
  Total  expenses               2.97%             3.87%             7.68% (a)
  Expenses before offsets       2.94%             3.33%             3.40% (a)
  Net  expenses                 2.52%             2.93%             2.99% (a)
Portfolio  turnover              113%               68%                   68%
Net assets, ending (in thousands)
                              $4,484            $1,504                   $523

Financial  Highlights

                                                    Years Ended
                                       September 30,            September 30,
Class  C  Shares                            2000                         1999
Net  asset  value,  beginning                $13.27                    $11.95
Income  from  investment  operations
     Net  investment  income  (loss)           (.26)                    (.22)
     Net realized and unrealized gain (loss)   4.98                      1.54
          Total  from  investment  operations  4.72                      1.32
Total increase (decrease) in net asset value   4.72                      1.32
Net  asset  value,  ending                   $17.99                    $13.27

Total  return*                                35.57%                   11.05%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.66%)                 (1.27%)
     Total  expenses                           2.68%                    2.87%
     Expenses  before  offsets                 2.65%                    2.84%
     Net  expenses                             2.33%                    2.53%
Portfolio  turnover                             113%                      68%
Net  assets,  ending  (in  thousands)        $8,799                    $6,215



                                                    Periods Ended
                                       September 30,            September 30,
Class  C  Shares                           1998                     1997^
Net  asset  value,  beginning                $15.62                    $15.00
Income  from  investment  operations
     Net  investment  income  (loss)           (.15)                    (.10)
     Net realized and unrealized gain (loss)  (3.48)                      .72
          Total from investment operations    (3.63)                      .62
Distributions  from
     Net  realized  gain                       (.04)                        -
          Total  distributions                 (.04)                        -
Total increase (decrease) in net asset value  (3.67)                      .62
Net  asset  value,  ending                   $11.95                    $15.62

Total  return*                               (23.31%)                   4.13%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)          (1.15%)               (.95%)(a)
     Total  expenses                           2.94%                10.91%(a)
     Expenses  before  offsets                 2.78%                 1.47%(a)
     Net  expenses                             2.64%                 1.15%(a)
Portfolio  turnover                              68%                     196%
Net  assets,  ending  (in  thousands)        $7,097                      $318

Financial  Highlights

                                                  Periods Ended
                                      September 30,             September 30,
Class  I  Shares                          2000                       1999^^
Net  asset  value,  beginning                $13.57                    $12.20
Income  from  investment  operations
     Net  investment  income  (loss)           (.03)                      .03
     Net realized and unrealized gain (loss)   5.23                      1.34
          Total from investment operations     5.20                      1.37
Total increase (decrease) in net asset value   5.20                      1.37
Net  asset  value,  ending                   $18.77                    $13.57

Total  return*                                38.32%                   11.23%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)           (.14%)                .36% (a)
     Total  expenses                           1.64%                1.87% (a)
     Expenses  before  offsets                  .98%                 .93% (a)
     Net  expenses                              .82%                 .82% (a)
Portfolio  turnover                             113%                      68%
Net  assets,  ending  (in  thousands)           $46                    $1,314

(a)  Annualized
* Total return does not reflect deduction of any front-end or deferred sales charge.
^     From  January  31,  1997  inception.
#     From  April  1,  1998  inception.
^^     From  March  1,  1999  inception.

Calvert  New  Vision
Small  Cap  Fund

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
http://www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Managed  Index  Portfolio
CSIF  Equity  Portfolio
CSIF  Technology  Portfolio
Calvert  Large  Cap  Growth  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
New  Africa  Fund
Calvert  Social  Index  Fund






     printed  on  recycled  paper
     using  soy-based  inks